Offerings - Offering: 1	Apr. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	19,491,174
Maximum Aggregate Offering Price	$ 1,264,901,828.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 174,682.94
Rule 457(f)	true
Amount of Securities Received | shares	51,252,100
Value of Securities Received, Per Share	36.04
Value of Securities Received	$ 1,847,125,684.00
Cash Consideration Paid	582,223,856.00
Fee Note MAOP	$ 1,264,901,828.00
Offering Note	This registration statement relates to the registration of the maximum number of shares of common stock, par value $1.00 per share, of Prosperity Bancshares, Inc. ("Prosperity"), estimated to be issuable by the registrant pursuant to the merger described in this registration statement and the Agreement and Plan of Merger (as may be amended from time to time, the "Merger Agreement"), dated as of January 27, 2026, by and between Prosperity and Stellar Bancorp, Inc. ("Stellar"). The amount in the "Amount Registered" column represents the maximum number of shares of Prosperity common stock estimated to be issuable pursuant to the merger, as defined in this registration statement. The number of shares of Prosperity common stock being registered is based on (a) (i) 51,252,100, which represents the maximum number of shares of common stock, par value $0.01 per share, of Stellar estimated to be outstanding immediately prior to the merger described herein and in the Merger Agreement (calculated as the sum of an estimate of the maximum number of Stellar common stock outstanding as of March 30, 2026 or issuable or expected to be converted or exchanged (including in respect of Stellar's equity awards) in connection with the merger), multiplied by (b) the exchange ratio of 0.3803 shares of Prosperity common stock for each share of Stellar common stock. The "Maximum Aggregate Offering Price" is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) under the Securities Act, based on (i) the market value of the estimated maximum number of shares of Stellar common stock that may be canceled and exchanged in the merger (as set forth in the preceding sentence), as established by the average of the high and low sales prices of Stellar common stock on the New York Stock Exchange (the "NYSE") on March 30, 2026 of $36.04, minus (ii) $582,223,856, which is the aggregate amount of cash estimated to be paid by Prosperity to Stellar shareholders in the merger.